Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of The Company's Redeemable Convertible Preferred Stock
The Company’s Redeemable Convertible Preferred Stock as of June 30, 2021 consisted of the following (in thousands, except share data):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price	Net Carrying Value	Aggregate Liquidation Preference
Series A	5,941,109	5,941,109	$0.56	$3,228	$3,321
Series B	12,011,923	10,653,146	1.23	12,783	13,087
Series C-1	16,345,688	16,275,688	1.84	18,398	29,988
Series C-2	27,773,344	3,939,149	2.95	29,848	11,613

	62,072,064	36,809,092		$64,257	$58,009

The Company’s Redeemable Convertible Preferred Stock as of December 31, 2020 consisted of (in thousands, except share data):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price	Net Carrying Value	Aggregate Liquidation Preference
Series A	5,941,109	5,941,109	$0.56	$3,228	$3,321
Series B	12,011,923	10,649,152	1.22848	12,746	13,082
Series C- 1	16,345,688	16,275,688	1.84248	18,398	29,988
Series C- 2	27,137,317	—	—	—	—

	61,436,037	32,865,949		$34,372	$46,391

Summary of Series C-2 Redeemable Convertible Preferred Stock Purchase Right and Related Warrants	The number of shares subject to and potential proceeds from the
C-2
Redeemable Convertible Preferred Stock Purchase Agreement and related
C-2
Warrants are as follows, before and after the amendment:

	As of June 30, 2021
	Quantity	Price	Proceeds
Series C-2 Redeemable Convertible Preferred Stock Purchase Right	23,236,328	$2.95	$68,499,998

	As of June 30, 2021 Upon Completion of SPAC merger
	Quantity	Price	Proceeds
Series C-2 Redeemable Convertible Preferred Stock Purchase Right	5,427,464	$2.95	$16,000,000
Series C-2 Warrant exercisable upon SPAC merger	14,365,207	0.0001	1,437

Total Proceeds Upon Exercise			$16,001,437

	As of June 30, 2021 Milestones without SPAC merger
	Quantity	Price	Proceeds
Series C -2 Redeemable Convertible Preferred Stock Purchase Right	22,897,111	$2.95	$67,499,996

Summary of The Company Periodically Issues Warrants In Conjunction With The Issuance Of Preferred Stock Or debt
The Company periodically issues warrants in conjunction with the issuance of preferred stock or debt. As of June 30, 2021, and December 31, 2020, the following warrants were outstanding:

	June 30, 2021	December 31, 2020
Common Stock Warrants	304,900	305,611
Series B Preferred Stock Warrants	1,358,777	1,362,771
Series C Preferred Stock Warrants	616,984	70,000

Total Warrants	2,280,661	1,738,382

The Company periodically issues warrants in conjunction with the issuance of preferred stock or debt. As of December 31, the following warrants were outstanding:

	2020	2019
Common Stock Warrants	305,611	305,611
Series B Preferred Warrants	1,362,771	1,362,771
Series C Preferred Warrants	70,000	—

Total Warrants	1,738,382	1,668,382

Summary of The Warrants Were Valued Using The Following Assumptions
The warrants were valued using the following assumptions:

	As of June 30, 2021
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	80%
Expected term (in years)	N/A	2	2	2
Risk-free interest rate	N/A	0.25%	0.25%	0.25%
Dividend yield	N/A	0%	0%	0%

	As of December 31, 2020
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	N/A
Expected term (in years)	N/A	2	2	N/A
Risk-free interest rate	N/A	0.13%	0.13%	N/A
Dividend yield	N/A	0%	0%	N/A

The warrants were valued using the following assumptions:

	At issuance date
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	80%	80%	80%
Expected term (in years)	5.00	5.00	3.75
Risk-free interest rate	2.20%	2.20 - 2.73%	0.29%
Dividend yield	0%	0%	0%

	As of December 31, 2020
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	2.00	2.00
Risk-free interest rate	N/A	0.13%	0.13%
Dividend yield	N/A	0%	0%

	As of December 31, 2019
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	4.00	4.00
Risk-free interest rate	N/A	1.66%	1.66%
Dividend yield	N/A	0%	0%